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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tourmalet Advisors, L.P.
Address: 2150 Post Road, Fairfield, CT 06824

Form 13F File Number: 28-14086

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Carlos Rodrigues
Title: Chief Financial Officer and Chief Operating Officer
Phone: (203) 256-0113

Signature, Place, and Date of Signing:


/s/ Carlos Rodrigues             Fairfield, CT   5/11/11
------------------------------   -------------   -------
           (Name)                (City, State)    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:   30 items

Form 13F Information Table Value Total:   $170,650
                                        (thousands)

List of Other Included Managers: Not Applicable

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

           ITEM 1                ITEM 2       ITEM 3      ITEM 4        ITEM 5               ITEM 6    ITEM 7    ITEM 8
                                                           TOTAL                                                 VOTING     VOTING
                                                            FMV          TOTAL    SH/ PUT/ INVESTMENT   OTHER   AUTHORITY AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP     (X $1,000)      SHARES    PRN CALL DISCRETION MANAGERS    SOLE       NONE
---------------------------- -------------- --------- -------------- ------------ --- ---- ---------- -------- ---------- ---------
AMERICAN SCIENCE & ENGR INC  COM            029429107       4,877.00    52,800.00 SH          SOLE              52,800.00        --
AMERISOURCEBERGEN CORP       COM            03073E105       1,618.00    40,900.00 SH          SOLE              40,900.00        --
AON CORP                     COM            037389103       5,005.00    94,500.00 SH          SOLE              94,500.00        --
APPLE INC                    COM            037833100      17,425.00    50,000.00     PUT     SOLE              50,000.00        --
ARCH CAP GROUP LTD           ORD            G0450A105       5,287.00    53,300.00 SH          SOLE              53,300.00        --
AVX CORP NEW                 COM            002444107       1,572.00   105,400.00 SH          SOLE             105,400.00        --
CBS CORP NEW                 CL B           124857202       3,225.00   128,800.00 SH          SOLE             128,800.00        --
DIRECTV                      COM CL A       25490A101       7,549.00   161,300.00 SH          SOLE             161,300.00        --
FIRST SOLAR INC              COM            336433107         852.00     5,300.00 SH          SOLE               5,300.00        --
HARRIS CORP DEL              COM            413875105       3,621.00    73,000.00 SH          SOLE              73,000.00        --
ICONIX BRAND GROUP INC       COM            451055107       1,675.00    78,000.00 SH          SOLE              78,000.00        --
ISHARES SILVER TRUST         ISHARES        46428Q109      15,452.00   420,000.00     PUT     SOLE             420,000.00        --
ISHARES TR                   RUSSELL 2000   464287655      20,201.00   240,000.00     PUT     SOLE             240,000.00        --
KEYW HLDG CORP               COM            493723100         607.00    49,400.00 SH          SOLE              49,400.00        --
L-3 COMMUNICATIONS HLDGS INC COM            502424104       5,952.00    76,000.00 SH          SOLE              76,000.00        --
LIBERTY MEDIA CORP NEW       LIB STAR COM A 53071M708       2,491.00    32,100.00 SH          SOLE              32,100.00        --
LIONS GATE ENTMNT CORP       COM NEW        535919203         758.00   121,300.00 SH          SOLE             121,300.00        --
MONTPELIER RE HOLDINGS LTD   SHS            G62185106       6,545.00   370,400.00 SH          SOLE             370,400.00        --
NORTHROP GRUMMAN CORP        COM            666807102       2,715.00    43,300.00 SH          SOLE              43,300.00        --
PLATINUM UNDERWRITER HLDGS L COM            G7127P100       7,466.00   196,000.00 SH          SOLE             196,000.00        --
POWERSHARES QQQ TRUST        UNIT SER 1     73935A104       6,892.00   120,000.00     PUT     SOLE             120,000.00        --
RESEARCH IN MOTION LTD       COM            760975102       2,544.00    45,000.00     CALL    SOLE              45,000.00        --
SCRIPPS NETWORKS INTERACT IN CL A COM       811065101       4,508.00    90,000.00 SH          SOLE              90,000.00        --
SPDR S&P 500 ETF TR          TR UNIT        78462F103      19,877.00   150,000.00     PUT     SOLE             150,000.00        --
TEVA PHARMACEUTICAL INDS LTD ADR            881624209       2,488.00    49,600.00 SH          SOLE              49,600.00        --
TEXAS INSTRS INC             COM            882508104       4,793.00   138,700.00 SH          SOLE             138,700.00        --
VERISK ANALYTICS INC         CL A           92345Y106       4,865.00   148,500.00 SH          SOLE             148,500.00        --
VIASAT INC                   COM            92552V100       1,199.00    30,100.00 SH          SOLE              30,100.00        --
WAL MART STORES INC          COM            931142103       2,988.00    57,400.00 SH          SOLE              57,400.00        --
WILLIAMS COS INC DEL         COM            969457100       5,603.00   179,700.00 SH          SOLE             179,700.00        --
                                                      170,650,000.00 3,400,800.00
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